LIMITED DURATION PORTFOLIO (Prospectus Summary): | LIMITED DURATION PORTFOLIO
THE LIMITED DURATION PORTFOLIO

Morgan Stanley

June 16, 2011

Supplement

SUPPLEMENT DATED JUNE 16, 2011 TO THE PROSPECTUSES OF
MORGAN STANLEY VARIABLE INVESTMENT SERIES
THE LIMITED DURATION PORTFOLIO
(the "Portfolio")
Class X and Class Y
Dated April 29, 2011

The following disclosure is hereby added as the last sentence of the third paragraph in the section of the Prospectus titled "Portfolio Summary—Principal Investment Strategies":

The Portfolio may also invest in restricted and illiquid securities.

The following disclosure is hereby added as the sixth paragraph in the section of the Prospectus titled "Portfolio Summary—Principal Risks":

•   Liquidity Risk. The Portfolio's investments in restricted and illiquid securities may entail greater risk than investments in publicly traded securities. These securities may be more difficult to sell, particularly in times of market turmoil. Illiquid securities may be more difficult to value. If the Portfolio is forced to sell an illiquid security to fund redemptions or for other cash needs, it may be forced to sell the security at a loss.

 PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.

The following disclosure is hereby added as the last sentence of the third paragraph in the section of the Prospectus titled "Portfolio Summary—Principal Investment Strategies":
The Portfolio may also invest in restricted and illiquid securities.
The following disclosure is hereby added as the sixth paragraph in the section of the Prospectus titled "Portfolio Summary—Principal Risks":

•   Liquidity Risk. The Portfolio's investments in restricted and illiquid securities may entail greater risk than investments in publicly traded securities. These securities may be more difficult to sell, particularly in times of market turmoil. Illiquid securities may be more difficult to value. If the Portfolio is forced to sell an illiquid security to fund redemptions or for other cash needs, it may be forced to sell the security at a loss.